Derivatives	12 Months Ended
Dec. 31, 2025
Derivatives
Derivatives
7.	Derivatives

The following table summarizes the company’s derivative financial instruments:

	December 31, 2025				December 31, 2024
	Notional		Fair value		Notional		Fair value
	amount	Cost	Assets	Liabilities	amount	Cost	Assets	Liabilities
Equity derivative contracts	6,186.4	269.8	2,090.2	1.4	4,156.1	140.5	1,121.2	0.4
Foreign currency derivative contracts	—	—	51.1	147.4	—	3.1	204.2	134.3
Other derivative contracts	—	135.7	705.8	638.1	—	137.3	249.4	222.2
Total			2,847.1	786.9			1,574.8	356.9

The company is exposed to significant market risk (comprised of foreign currency risk, interest rate risk and other price risk) through its investing activities. Derivative contracts entered into by the company, with limited exceptions, are considered investments or economic hedges and are not designated as hedges for financial reporting.

Equity derivative contracts

Long equity total return swaps

At December 31, 2025 the company held long equity total return swaps on individual equities for investment purposes with an original notional amount of $981.6 (December 31, 2024 - $981.6). Long equity total return swaps provide a return which is directly correlated to changes in the fair values of the underlying individual equities. At December 31, 2025 and 2024 these derivative contracts included an aggregate of 1,760,355 Fairfax subordinate voting shares with an original notional amount of $664.0 (Cdn$846.1) or approximately $377.19 (Cdn$480.62) per share, where the counterparties are Canadian banks.

During 2025 the long equity total return swaps on Fairfax subordinate voting shares produced net gains of $840.6 (2024 - $1,033.5), comprised of $57.9 in realized gains (2024 - $517.7) and $782.7 in unrealized gains (2024 - $515.8). The realized gains related to cash-settlement of $57.9 (2024 - $295.3) on market value movement since the previous reset date. The realized gains in 2024 also included cash-settlement of $222.4 on closing contracts during 2024 on 203,800 Fairfax subordinate voting shares with an original notional amount of $68.5 (Cdn$88.9). The unrealized gains principally related to the increase in market value movement on Fairfax subordinate voting shares in the period for which collateral was pledged by the counterparties.

Foreign currency derivative contracts

Foreign currency forward contracts

Long and short foreign currency forward contracts, primarily denominated in the euro, the British pound sterling and the Canadian dollar, are used to manage certain foreign currency exposures arising from foreign currency denominated transactions. These contracts have an average term to maturity of less than one year and may be renewed at market rates.

Other derivative contracts

U.S. treasury bond forward contracts

The company has held forward contracts to buy U.S. treasury bonds, where the contracts held would provide an investment opportunity to buy U.S. treasury bonds as other fixed income investments mature, but no longer held any at December 31, 2025 (December 31, 2024 - notional amount of $1,330.2).

The company held forward contracts to sell long dated U.S. treasury bonds with a notional amount at December 31, 2025 of $246.6 (December 31, 2024 - nil) to reduce its exposure to interest rate risk (primarily exposure to certain long dated U.S. corporate bonds and U.S. state and municipal bonds held in its fixed income portfolio).

Interest rate swap contracts

The company has held interest rate swap contracts that provided the company the right to receive fixed rates in exchange for the obligation to pay floating rates in relation to a majority of the amount of net purchases of first mortgage loans completed in 2023, but no longer held any at December 31, 2025 (December 31, 2024 - notional amount of $1,900.0).

Counterparty collateral

Collateral deposits on derivative contracts for the benefit of the company

The company endeavours to limit counterparty risk through diligent selection of counterparties to its derivative contracts and through the terms of negotiated agreements. The fair value of collateral deposited for the benefit of the company at December 31, 2025 consisted of cash of $51.5 and government securities of $1,919.2 (December 31, 2024 - $50.0 and $1,015.1). The cash is recorded on the consolidated balance sheet in holding company cash and investments and in subsidiary cash and short term investments with a corresponding liability recorded in accounts payable and accrued liabilities. The company had not exercised its right to sell or repledge collateral at December 31, 2025. The company’s exposure to counterparty risk and the management thereof are discussed in note 22.

Collateral deposits on derivative contracts for the benefit of the derivative counterparties

At December 31, 2025 the fair value of collateral deposited for the benefit of derivative counterparties included in holding company cash and investments and in assets pledged for derivative obligations was $398.6 (December 31, 2024 - $344.4), comprised of collateral of $378.1 (December 31, 2024 - $271.6) required to be deposited to enter into such derivative contracts (principally related to total return swaps), and collateral of $20.5 (December 31, 2024 - $72.8) securing amounts owed to counterparties in respect of fair value changes since the most recent reset date.